UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2013


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       May 14, 2013
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $630,691 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
AMERICAN CAP LTD               COM              02503Y103      3974     272264 SH       DEFINED 1, 2         272264
APACHE CORP                    COM              037411105       386       5000 SH       DEFINED 1, 2           5000
APPLE INC                      COM              037833100       487       1100 SH       DEFINED 1, 2           1100
ASSURED GUARANTY LTD           COM              G0585R106      3666     177877 SH       DEFINED 1, 2         177877
BEST BUY INC                   COM              086516101       332      15000 SH       DEFINED 1, 2          15000
BOYD GAMING CORP               COM              103304101      1571     189987 SH       DEFINED 1, 2         189987
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     36103   35930000 PRN      DEFINED 1, 2       35930000
CHEMED CORP NEW                NOTE 1.875% 5/1  16359RAC7      9636    8820000 PRN      DEFINED 1, 2        8820000
CITIGROUP INC                  COM NEW          172967424       730      16500 SH       DEFINED 1, 2          16500
COACH INC                      COM              189754104      2701      54021 SH       DEFINED 1, 2          54021
COMTECH TELECOMMUNICATIONS C   NOTE 3.000% 5/0  205826AF7     10444   10256000 PRN      DEFINED 1, 2       10256000
CONCHO RES INC                 COM              20605P101       552       5665 SH       DEFINED 1, 2           5665
CONNS INC                      COM              208242107      1110      30894 SH       DEFINED 1, 2          30894
CONTINENTAL RESOURCES INC      COM              212015101       426       4900 SH       DEFINED 1, 2           4900
COPART INC                     COM              217204106      3494     101967 SH       DEFINED 1, 2         101967
CROWN CASTLE INTL CORP         COM              228227104    107942    1550000 SH       DEFINED 1, 2        1550000
CUMULUS MEDIA INC              CL A             231082108      8203    2434224 SH       DEFINED 1, 2        2434224
DIRECTV                        COM              25490A309      1019      18000 SH       DEFINED 1, 2          18000
EBAY INC                       COM              278642103       732      13500 SH       DEFINED 1, 2          13500
ENTRAVISION COMMUNICATIONS C   CL A             29382R107       431     135100 SH       DEFINED 1, 2         135100
FLAGSTAR BANCORP INC           COM PAR .001     337930705     18822    1351177 SH       DEFINED 1, 2        1351177
FORESTAR GROUP INC             COM              346233109      2796     127915 SH       DEFINED 1, 2         127915
FORESTAR GROUP INC             NOTE 3.750% 3/0  346232AB7      1168    1000000 PRN      DEFINED 1, 2        1000000
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     35589   28500000 PRN      DEFINED 1, 2       28500000
GLOBAL PMTS INC                COM              37940X102       511      10300 SH       DEFINED 1, 2          10300
GOOGLE INC                     CL A             38259P508       874       1100 SH       DEFINED 1, 2           1100
HCA HOLDINGS INC               COM              40412C101       691      17000 SH       DEFINED 1, 2          17000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     14100   13100000 PRN      DEFINED 1, 2       13100000
INSIGHT ENTERPRISES INC        COM              45765U103      2721     131946 SH       DEFINED 1, 2         131946
INTERNATIONAL GAME TECHNOLOG   COM              459902102      1319      79944 SH       DEFINED 1, 2          79944
INTL PAPER CO                  COM              460146103       995      21359 SH       DEFINED 1, 2          21359
INTUIT                         COM              461202103       755      11500 SH       DEFINED 1, 2          11500
ISLE OF CAPRI CASINOS INC      COM              464592104      2984     474333 SH       DEFINED 1, 2         474333
JPMORGAN CHASE & CO            COM              46625H100       475      10000 SH       DEFINED 1, 2          10000
KONA GRILL INC                 COM              50047H201      1537     168358 SH       DEFINED 1, 2         168358
LAMAR ADVERTISING CO           CL A             512815101      2773      57091 SH       DEFINED 1, 2          57091
LEAPFROG ENTERPRISES INC       CL A             52186N106      5129     599155 SH       DEFINED 1, 2         599155
LENNAR CORP                    CL B             526057302      1316      40790 SH       DEFINED 1, 2          40790
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104       449      21000 SH       DEFINED 1, 2          21000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     17890   16500000 PRN      DEFINED 1, 2       16500000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     24001   22500000 PRN      DEFINED 1, 2       22500000
LUMINEX CORP DEL               COM              55027E102       202      12216 SH       DEFINED 1, 2          12216
M/I HOMES INC                  COM              55305B101      4471     182875 SH       DEFINED 1, 2         182875
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105       678      12542 SH       DEFINED 1, 2          12542
MANITOWOC INC                  COM              563571108       860      41848 SH       DEFINED 1, 2          41848
MEADWESTVACO CORP              COM              583334107       847      23328 SH       DEFINED 1, 2          23328
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     19523   19000000 PRN      DEFINED 1, 2       19000000
MTR GAMING GROUP INC           COM              553769100       801     242846 SH       DEFINED 1, 2         242846
NATIONAL CINEMEDIA INC         COM              635309107      7075     448375 SH       DEFINED 1, 2         448375
NEXSTAR BROADCASTING GROUP I   CL A             65336K103      2949     163824 SH       DEFINED 1, 2         163824
NORDSTROM INC                  COM              655664100      1330      24086 SH       DEFINED 1, 2          24086
RADIO ONE INC                  CL D NON VTG     75040P405      2129    1259609 SH       DEFINED 1, 2        1259609
RYDER SYS INC                  COM              783549108       538       9000 SH       DEFINED 1, 2           9000
RYMAN HOSPITALITY PPTYS INC    COM              78377T107      2822      61692 SH       DEFINED 1, 2          61692
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     67600   67600000 PRN      DEFINED 1, 2       67600000
SINCLAIR BROADCAST GROUP INC   CL A             829226109       447      22017 SH       DEFINED 1, 2          22017
SOTHEBYS                       COM              835898107      3951     105604 SH       DEFINED 1, 2         105604
SPDR GOLD TRUST                GOLD SHS         78463V107     57360     371336 SH       DEFINED 1, 2         371336
SPDR S&P 500 ETF TR            TR UNIT          78462F103      8228      52519 SH       DEFINED 1, 2          52519
STEEL DYNAMICS INC             NOTE 5.125% 6/1  858119AP5      6743    6000000 PRN      DEFINED 1, 2        6000000
STEWART INFORMATION SVCS COR   COM              860372101      8538     335207 SH       DEFINED 1, 2         335207
STRATEGIC HOTELS & RESORTS I   COM              86272T106      2910     348473 SH       DEFINED 1, 2         348473
TAL INTL GROUP INC             COM              874083108       589      13000 SH       DEFINED 1, 2          13000
THE ADT CORPORATION            COM              00101J106       991      20250 SH       DEFINED 1, 2          20250
THOMAS PPTYS GROUP INC         COM              884453101       650     126788 SH       DEFINED 1, 2         126788
TITAN MACHY INC                COM              88830R101       248       8924 SH       DEFINED 1, 2           8924
TRAVELERS COMPANIES INC        COM              89417E109       547       6500 SH       DEFINED 1, 2           6500
TYCO INTERNATIONAL LTD         SHS              H89128104       735      22983 SH       DEFINED 1, 2          22983
UNITED RENTALS INC             COM              911363109      3903      71002 SH       DEFINED 1, 2          71002
UNITEDHEALTH GROUP INC         COM              91324P102       572      10000 SH       DEFINED 1, 2          10000
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     88597   60000000 PRN      DEFINED 1, 2       60000000
VISA INC                       COM CL A         92826C839      1138       6700 SH       DEFINED 1, 2           6700
WABTEC CORP                    COM              929740108       683       6687 SH       DEFINED 1, 2           6687
WELLS FARGO & CO NEW           COM              949746101       518      14000 SH       DEFINED 1, 2          14000
WILLIAMS COS INC DEL           COM              969457100       300       8000 SH       DEFINED 1, 2           8000
YAMANA GOLD INC                COM              98462Y100       384      25000 SH       DEFINED 1, 2          25000
